Leases (Details) - Schedule of cash flow supplemental disclosures - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of cash flow supplemental disclosures [Abstract]
Operating cash outflow from operating leases	¥ 1,325	¥ 1,130